Description of the Business	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business	DESCRIPTION OF THE BUSINESS
Hydro One Inc. (Hydro One or the Company) was incorporated on December 1, 1998, under the Business Corporations Act (Ontario) and is wholly-owned by Hydro One Limited. The principal businesses of Hydro One are the transmission and distribution of electricity to customers within Ontario.
Rate Setting
The Company's transmission business consists of the transmission system operated by its subsidiaries, which include Hydro One Networks Inc. (Hydro One Networks) and Hydro One Sault Ste. Marie LP (HOSSM), as well as an approximate 66% interest in B2M Limited Partnership (B2M LP) and an approximate 55% interest in Niagara Reinforcement Limited Partnership (NRLP).
Hydro One’s distribution business consists of the distribution systems operated by its subsidiaries, Hydro One Networks and Hydro One Remote Communities Inc. (Hydro One Remotes).
Transmission
On April 23, 2020, the Ontario Energy Board (OEB) rendered its decision on Hydro One Networks' 2020 to 2022 transmission rate application (2020 to 2022 Transmission Decision). On July 16, 2020, the OEB issued its final rate order for the 2020 to 2022 transmission rates approving a revenue requirement of $1,630 million, $1,701 million and $1,772 million for 2020, 2021 and 2022, respectively.
On August 5, 2021 Hydro One Networks filed a custom joint rate application (JRAP) for distribution and transmission revenue requirement for the 2023 to 2027 period. On November 29, 2022 the OEB issued a Decision and Order approving Hydro One Networks' JRAP for transmission revenue requirement for the 2023 to 2027 period, subject to the annual application process with the regulator to reflect latest OEB inflation factors, of $1,952 million for 2023, $2,073 million for 2024, $2,168 million for 2025, $2,277 million for 2026 and $2,362 million for 2027. Revenue requirements for 2024 to 2027 do not reflect the updates per the annual application process with the regulator to reflect latest OEB inflation factors.
On July 31, 2019, B2M LP filed a transmission rate application for the 2020 to 2024 period. On January 16, 2020, the OEB approved the 2020 base revenue requirement of $33 million, and a revenue cap escalator index for 2021 to 2024.
On October 25, 2019, NRLP filed its revenue cap incentive rate application for the 2020 to 2024 period. On December 19, 2019, the OEB approved NRLP’s proposed 2020 revenue requirement of $9 million on an interim basis effective January 1, 2020. On April 9, 2020, final OEB approval was received.
HOSSM is under a 10-year deferred rebasing period for the 2017 to 2026 period, as approved in the OEB Mergers, Amalgamations, Acquisitions and Divestitures (MAAD) decision dated October 13, 2016.
Distribution
In March 2017, Hydro One Networks filed an application with the OEB for 2018 to 2022 distribution rates. On March 7, 2019, the OEB rendered its decision on the distribution rates application. In accordance with the OEB decision, the Company filed its draft rate order reflecting updated revenue requirements of $1,459 million for 2018, $1,498 million for 2019, $1,532 million for 2020, $1,578 million for 2021, and $1,624 million for 2022. On June 11, 2019, the OEB approved the rate order confirming these updated revenue requirements.
On August 5, 2021 Hydro One Networks filed a JRAP for distribution and transmission revenue requirement for the 2023 to 2027 period. On November 29, 2022 the OEB issued a Decision and Order approving Hydro One Networks' JRAP for distribution revenue requirement for the period 2023 to 2027 of $1,727 million for 2023, $1,813 million for 2024, $1,886 million for 2025, $1,985 million for 2026 and $2,071 million for 2027. Revenue requirements for 2024 to 2027 do not reflect the updates per the annual application process with the regulator to reflect latest OEB inflation factors.
On August 31, 2022, Hydro One Remotes filed its distribution rate application for the 2023 to 2027 period. On March 2, 2023, the OEB approved Hydro One Remote Communities' 2023 revenue requirement of $128 million with a price cap escalator index for 2023 to 2027, and a 3.72% rate increase effective May 1, 2023. Revenue requirements for 2024 to 2027 will be updated per the annual application process with the regulator to reflect latest OEB inflation factors.